Stockholders' Deficit (Details Narrative)																		1 Months Ended			3 Months Ended	5 Months Ended	6 Months Ended	7 Months Ended	12 Months Ended
	Sep. 18, 2020 USD ($)	Jul. 22, 2020 USD ($) shares	Jun. 26, 2020 USD ($) $ / shares shares	Apr. 03, 2020 USD ($) $ / shares shares	Mar. 20, 2020 Integer $ / shares shares	Feb. 03, 2020 USD ($) $ / shares shares	Sep. 10, 2019 USD ($) $ / shares shares	Jul. 19, 2019 USD ($) $ / shares shares	Jun. 24, 2019 $ / shares shares	May 08, 2019 shares	Feb. 25, 2019 USD ($) $ / shares shares	Dec. 27, 2018 USD ($) $ / shares shares	Dec. 02, 2018 shares	Nov. 28, 2018 USD ($) $ / shares shares	Nov. 20, 2018 shares	Oct. 05, 2018 USD ($) $ / shares shares	Aug. 29, 2018 USD ($) shares	May 31, 2019 USD ($) $ / shares shares	May 31, 2019 USD ($) $ / shares shares	Mar. 31, 2019 USD ($) $ / shares shares	Sep. 28, 2020 USD ($) $ / shares	May 20, 2019 shares	May 02, 2019 shares	Dec. 20, 2019 shares	Jun. 30, 2020 USD ($) $ / shares shares	Jun. 30, 2019 USD ($) $ / shares shares	Feb. 06, 2020 shares	Feb. 04, 2020 shares	Aug. 31, 2019 $ / shares shares	May 14, 2019 shares	Dec. 09, 2014 shares
Reverse stock split									one-for-five hundred (1:500)
Common stock, par value | $ / shares									$ 0.001																$ 0.001	$ 0.001
Common stock, shares authorized									100,000,000																1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000
Preferred stock, shares authorized																									1,500,005	1,500,005					500,000
Preferred stock, par value | $ / shares																									$ 0.01	$ 0.01
Proceeds from issuance of common stock | $																									$ 450,000	$ 1,100,380
Warrants to purchase common stock							1,000,000
Warrant exercise price | $ / shares							$ 2.00
Fair value of warrants | $							$ 984,810
Number of restricted stock, shares																		78,000
Loss on extinguishment | $																									67,123	1,204,242
Share based compensation | $																									$ 300,416
Option term																									8 years 8 months 19 days
Stock price | $ / shares																									$ 0.0039
Proceeds from warrants exercise | $																										$ 30
Warrants expired																									27	208
Warrant expiration date							Sep. 10, 2022
Warrants exercisable																										24
Subsequent Event [Member]
Conversion price | $ / shares																					$ 0.00096
Conversion of principal and interest, aggregate amount | $	$ 57,671
Accrued interest | $	$ 1,705
Proceeds from warrants exercise | $		$ 101,045
2019 Equity Incentive Plan [Member]
Number of common shares reserved for future issuance																														234,000
Restricted Stock Units (RSUs) [Member]
Number of restricted stock, shares																		117,000
Granted exercise price | $ / shares																		$ 4.25
Share based compensation arrangement by share based payment award options grant date fair value | $																		$ 497,240
Share based compensation | $																									$ 217,543	$ 31,077
Unrecognized restricted stock units expense | $																									$ 248,620
Common Stock [Member]
Common stock issued during period														2,000			24								804,518
Proceeds from issuance of common stock | $														$ 30,000
Share issued price per share | $ / shares														$ 15.00
Stock issued for services, shares																									8,728,574	16,000
Common Stock [Member] | Subsequent Event [Member]
Conversion fees | $																					$ 6,750
Warrants [Member]
Share based compensation | $																									$ 984,810
Proceeds from warrants exercise | $																	$ 39
Warrants expired													208
First Warrant [Member]
Warrants to purchase common stock																													450,000
Warrant exercise price | $ / shares																													$ 2.25
Second Warrant [Member]
Warrants to purchase common stock																													300,000
Warrant exercise price | $ / shares																													$ 3.33
Third Warrant [Member]
Warrants to purchase common stock																													225,000
Warrant exercise price | $ / shares																													$ 4.50
Consultant [Member] | Common Stock [Member]
Common stock issued during period												4,000											4,000
Proceeds from issuance of common stock | $												$ 39,000
Share issued price per share | $ / shares												$ 10.00
Consulting expenses | $																										$ 39,000
Board of Directors [Member]
Common stock issued during period															2,000
First Tranche [Member]
Common stock issued during period										10,000										10,000
Proceeds from issuance of common stock | $																				$ 100,000
Share issued price per share | $ / shares																				$ 10.00
Consulting expenses | $																										$ 100,000
Stock issued for services, shares																						10,000
Second Tranche [Member]
Stock issued for services, shares																								6,000
Chief Executive Officer [Member]
Number of restricted stock, shares																		39,000
Maximum [Member] | Subsequent Event [Member]
Conversion price | $ / shares																					$ 0.0020
Minimum [Member] | Subsequent Event [Member]
Conversion price | $ / shares																					$ 0.00056
October 5, 2018 Equity Purchase Agreement [Member]
Common stock issued during period																										113,200
Proceeds from issuance of common stock | $																										$ 964,009
Share issued price per share | $ / shares																										$ 8.50
Amortization expense | $																										$ 333,059
October 5, 2018 Equity Purchase Agreement [Member] | Investor [Member]
Common stock issued during period																7,701
Share issued price per share | $ / shares																$ 41.30
Deferred offing costs | $																$ 318,059
Legal fees | $																15,000
October 5, 2018 Equity Purchase Agreement [Member] | Maximum [Member]
Proceeds from issuance of common stock | $																$ 10,000,000
Share issued price per share | $ / shares																										$ 20.00
October 5, 2018 Equity Purchase Agreement [Member] | Minimum [Member]
Share issued price per share | $ / shares																										$ 6.50
Equity Purchase Agreement [Member]
Share issued price per share | $ / shares																$ 0.05
Equity purchase agreement description																Upon filing and effectiveness of the Company's Registration Statement on Form S-1, which was declared effective by the SEC on October 30, 2018, and provided other closing conditions are met, from time to time over the term of the Purchase Agreement, the Company had the right, but not the obligation, to direct the Investor to purchase shares of the Company's common stock (the "L2 Put Shares") in a maximum amount of $1,000,000, provided that the number of L2 Put Shares did not exceed 250% of the Average Daily Trading Volume (as defined in the L2 Purchase Agreement). At any time and from time to time during the 3-year term of the L2 Purchase Agreement (the "Commitment Period"), the Company had the right to deliver a notice L2 Capital (the "L2 Put Notice") and was obligated to deliver the Put Shares to Investor via DWAC (as defined in the L2 Purchase Agreement) within two trading days. The purchase price (the "L2 Purchase Price") for the Put Shares was 87.5% of the one lowest daily volume weighted average price on the Principal Market (as defined in the L2 Purchase Agreement) (as reported by Bloomberg Finance L.P.) during the five trading days immediately following the date L2 Capital receives the L2 Put Shares via DWAC associated with the applicable Put Notice (the "L2 Valuation Period"). The closing of a Put Notice occurred within one trading day following the end of the respective L2 Valuation Period, whereby (i) L2 Capital was obligated to deliver the L2 Investment Amount (as defined below) to the Company by wire transfer of immediately available funds and (ii) L2 Capital was obligated to return surplus L2 Put Shares if the value of the L2 Put Shares delivered to L2 Capital caused the Company to exceed the maximum commitment amount. The Company could not deliver another L2 Put Notice to L2 Capital within ten trading days of a prior Put Notice. The "L2 Investment Amount" means the aggregate L2 Purchase Price for the L2 Put Shares purchased by L2 Capital, minus clearing costs due to L2 Capital's broker or to the Company's transfer agent for the issuance of the L2 Put Shares (the "L2 Clearing Costs").The right of the Company to issue and sell the L2 Put Shares to L2 Capital was subject to the satisfaction of certain closing conditions, including, but not limited to, (i) the Company's Registration Statement on Form S-1 registering for resale by the Investor of the L2 Put Shares and Commitment Shares continuing to be effective as was declared by the U.S. Securities and Exchange Commission (the "SEC") on October 30, 2018, (ii) accuracy of the Company's representations and warranties, (iii) the Company's performance under the L2 Purchase Agreement in all material respects, (iv) no suspension of trading or delisting of the Company's common stock, (v) limitation of L2 Capital's beneficial ownership to no more than 9.99%, (vi) the Company maintaining its DWAC-eligible status, (vii) the Company maintaining a sufficient share reserve, and (viii) the minimum pricing for the L2 Put Shares must exceed $.0.05.
Equity ownership percentage																9.99%
Average trading percentage of common stock																5.00%
Divided stock value | $																$ 5,000
Number of common shares reserved for future issuance																924,143
February 25, 2019 Equity Purchase Agreement [Member]
Common stock issued during period																										34,000
Proceeds from issuance of common stock | $											$ 10,000,000															$ 136,371
Share issued price per share | $ / shares											$ 0.05															$ 4.01
Equity purchase agreement description											Upon filing and effectiveness of the Company's Registration Statement on Form S-1, which was declared effective by the SEC on March 7, 2019, and provided other closing conditions are met, from time to time over the term of the Purchase Agreement, the Company has the right, but not the obligation, to direct the Investor to purchase shares of the Company's common stock (the "Put Shares") in a maximum amount of $1,000,000, provided that the number of Put Shares did not exceed 250% of the Average Daily Trading Volume (as defined in the Purchase Agreement). At any time and from time to time during the 3-year term of the Purchase Agreement (the "Commitment Period"), the Company has the right to deliver a notice to the Investor (the "Put Notice") and is obligated to deliver the Put Shares to Investor via DWAC (as defined in the Purchase Agreement) within two trading days. The purchase price (the "Purchase Price") for the Put Shares was 87.5% of the one lowest daily volume weighted average price on the Principal Market (as defined in the Purchase Agreement) (as reported by Bloomberg Finance L.P.) during the five trading days immediately following the date the Investor receives the Put Shares via DWAC associated with the applicable Put Notice (the "Valuation Period"). The closing of a Put Notice occurs within one trading day following the end of the respective Valuation Period, whereby (i) the Investor is obligated to deliver the Investment Amount (as defined below) to the Company by wire transfer of immediately available funds and (ii) the Investor is obligated to return surplus Put Shares if the value of the Put Shares delivered to the Investor causes the Company to exceed the maximum commitment amount. The Company cannot deliver another Put Notice to the Investor within ten trading days of a prior Put Notice. The "Investment Amount" means the aggregate Purchase Price for the Put Shares purchased by the Investor, minus clearing costs due to the Investor's broker or to the Company's transfer agent for the issuance of the Put Shares (the "Clearing Costs"). The right of the Company to issue and sell the Put Shares to the Investor is subject to the satisfaction of certain closing conditions, including, but not limited to, (i) the Company's Registration Statement on Form S-1 registering for resale by the Investor of the Put Shares continuing to be effective as was declared by the SEC on March 7, 2019, (ii) accuracy of the Company's representations and warranties, (iii) the Company's performance under the Purchase Agreement in all material respects, (iv) no suspension of trading or delisting of the Company's common stock, (v) limitation of the Investor's beneficial ownership to no more than 9.99%, (vi) the Company maintaining its DWAC-eligible status, (vii) the Company maintaining a sufficient share reserve, and (viii) the minimum pricing for the Put Shares must exceed $0.05.
Equity ownership percentage											9.99%
Number of common shares reserved for future issuance											1,333,333
February 25, 2019 Equity Purchase Agreement [Member] | Maximum [Member]
Share issued price per share | $ / shares																										4.90
February 25, 2019 Equity Purchase Agreement [Member] | Minimum [Member]
Share issued price per share | $ / shares																										$ 3.06
April 3, 2020 Security Purchase Agreement [Member]
Common stock issued during period																									247,619,247	704,258
Proceeds from issuance of common stock | $																									$ 2,125,174	$ 3,350,783
Equity purchase agreement description				The Company closed on a transaction related to a Securities Purchase Agreement (the "Securities Purchase Agreement") entered into on March 30, 2020, whereby an investor (the "Investor") purchased from the Company, 7,500,000 units (the "Units"), each consisting of (i) 1.5 shares of the Company's common stock (the "Common Stock"), or pre-funded warrants (the "Prefunded Warrants") upon Investor's election due to the 4.99% blocker provision as discussed below and (ii) 1.5 warrants to purchase one share of Common Stock ("Series A Warrants"), along with such purchaser's pro-rata portion of the Series B Warrants and Series C Warrants ("the Units").
Equity ownership percentage				4.99%
Warrant exercise price | $ / shares				$ 0.06
Fair value of warrants | $				$ 450,000
Proceeds from warrants | $				424,990
Net offering cost | $				$ 25,010
Conversion price | $ / shares																									$ 0.007	$ 4.76
Conversion of principal and interest, aggregate amount | $																									$ 1,814,336	$ 3,350,783
Premiums to additional paid in capital | $																									874,924	$ 1,824,317
Conversion fees | $																									15,000
Conversion option derivatives | $																									254,500
Accrued interest | $																									15,408
Fair market value of the shares | $																									565,746
Loss on extinguishment | $																									295,838
Derivative fair value | $																									$ 362,961
April 3, 2020 Security Purchase Agreement [Member] | Restricted Common Stock [Member]
Number of restricted stock, shares				804,518
April 3, 2020 Security Purchase Agreement [Member] | Common Stock [Member]
Common stock issued during period				11,250,000
April 3, 2020 Security Purchase Agreement [Member] | Prefunded Warrants [Member]
Warrants to purchase common stock				10,445,482
Warrant exercise price | $ / shares				$ 0.0001
April 3, 2020 Security Purchase Agreement [Member] | Maximum [Member]
Conversion price | $ / shares																									$ 0.91	$ 14.97
April 3, 2020 Security Purchase Agreement [Member] | Minimum [Member]
Conversion price | $ / shares																									$ 0.002	$ 0.61
Underlying Financing Agreements [Member]
Common stock issued during period																									739,138,743
Consulting Agreement [Member]
Common stock issued during period								20,000
Proceeds from issuance of common stock | $								$ 39,800
Share issued price per share | $ / shares								$ 1.99
Consulting expenses | $																									$ 39,800
Engagement Agreement [Member] | Consultant [Member]
Common stock, par value | $ / shares			$ 0.008			$ 0.008
Consulting expenses | $			$ 73,842			$ 73,842																			73,842
Stock issued for services, shares			8,708,574			8,708,574
Employment Agreements [Member]
Share issued price per share | $ / shares																		$ 4.25	$ 4.25
Number of options granted																			58,500
Option term																			10 years
Stock price | $ / shares																		4.25	$ 4.25
Exercise price | $ / shares																		$ 4.65	$ 4.65
Dividend yield																			0.00%
Years to maturity																			10 years
Risk free rate																			2.42%
Expected volatility																			268.00%
Fair value of options | $																			$ 248,620
Stock option expense | $																									82,873	$ 10,360
Unvested stock options expense | $																									$ 155,387
Vesting period																									1 year 10 months 6 days
Employment Agreements [Member] | Chief Executive Officer [Member]
Number of options granted																			39,000
Employment Agreements [Member] | Chief Scientific Officer [Member]
Number of options granted																			19,500
Employment Agreements [Member] | Maximum [Member]
Granted exercise price | $ / shares																			$ 4.675
Employment Agreements [Member] | Minimum [Member]
Granted exercise price | $ / shares																			$ 4.25
Securities Purchase Agreement [Member]
Equity purchase agreement description				The Company closed on a transaction related to a Securities Purchase Agreement (the "Securities Purchase Agreement") entered into on March 30, 2020, whereby an investor purchased from the Company, 7,500,000 units, each consisting of (i) 1.5 shares of the Company's common stock, or pre-funded warrants upon Investor's election due to the 4.99% blocker provision and (ii) 1.5 warrants to purchase one share of Common Stock
Securities Purchase Agreement [Member] | Prefunded Warrants [Member]
Warrants to purchase common stock				10,445,482
Warrant exercise price | $ / shares				$ 0.001
Proceeds from warrants exercise | $		1,045
Series A Preferred Stock [Member]
Preferred stock, shares authorized																									500,000	500,000
Preferred stock, par value | $ / shares																									$ 0.01	$ 0.01
Preferred stock, shares issued																									500,000	500,000
Preferred stock, shares outstanding																									500,000	500,000
Common stock issued during period
Stock issued for services, shares
Series B Preferred Stock [Member]
Preferred stock, shares authorized																									5	5
Preferred stock, par value | $ / shares																									$ 0.01	$ 0.01
Preferred stock, shares issued																									1	1
Preferred stock, shares outstanding																									1	1
Common stock issued during period
Stock issued for services, shares
Series B Warrants [Member] | April 3, 2020 Security Purchase Agreement [Member]
Warrants to purchase common stock				63,750,000
Warrant exercise price | $ / shares				$ 0.20
Series B Warrants [Member] | Securities Purchase Agreement [Member]
Warrants to purchase common stock				63,750,000	3,750,000
Warrant exercise price | $ / shares					$ 0.04
Warrants expiration period					3 years
Series B Warrants [Member] | Securities Purchase Agreement [Member] | Subsequent Event [Member]
Proceeds from warrants exercise | $		$ 100,000
Warrants exercisable		2,500,000
Series B Warrants [Member] | Securities Purchase Agreement [Member] | Investor [Member]
Warrants to purchase common stock					63,750,000
Warrants exercisable					37,500,000
Trading days | Integer					10
Series B Warrants [Member] | Securities Purchase Agreement [Member] | Holder [Member]
Common stock issued during period					3,750,000
Series C Warrants [Member] | April 3, 2020 Security Purchase Agreement [Member]
Warrants to purchase common stock				63,750,000
Warrant exercise price | $ / shares				$ 0.04
Series C Warrants [Member] | Securities Purchase Agreement [Member]
Warrants to purchase common stock				63,750,000
Series C Warrants [Member] | Securities Purchase Agreement [Member] | Investor [Member]
Warrants to purchase common stock					63,750,000
Warrant exercise price | $ / shares					$ 0.20
Warrants expiration period					3 years
Series A Warrants [Member] | April 3, 2020 Security Purchase Agreement [Member]
Warrant exercise price | $ / shares				$ 0.20
Series A Warrants [Member] | Securities Purchase Agreement [Member] | Investor [Member]
Warrants to purchase common stock					11,250,000
Warrant exercise price | $ / shares					$ 0.20
Warrants expiration period					3 years